UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Inflation-Protected Bond

Fund

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	.77%
Actual		$ 1,000.00	$ 932.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Class T	.79%
Actual		$ 1,000.00	$ 932.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
Class B	1.48%
Actual		$ 1,000.00	$ 929.60	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.49
Class C	1.51%
Actual		$ 1,000.00	$ 929.30	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.64
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 934.20	$ 2.18
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 933.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	33.2	28.8
1 - 1.99%	26.0	28.5
2 - 2.99%	32.0	32.9
3 - 3.99%	8.8	9.7
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2013
6 months ago
Years	8.6	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2013
6 months ago
Years	5.7	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.9%
	Asset-Backed Securities 0.0%†		Asset-Backed Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.9%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Semiannual Report

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 22,860,225	$ 18,777,526
0.75% 2/15/42	54,273,450	46,543,717
1.75% 1/15/28	34,701,652	38,920,055
2% 1/15/26	90,034,380	104,024,912
2.125% 2/15/40	34,551,578	40,930,110
2.125% 2/15/41	53,952,674	64,018,193
2.375% 1/15/25	110,825,233	132,444,798
2.375% 1/15/27	93,128,928	112,213,094
2.5% 1/15/29	1,740,800	2,142,885
3.375% 4/15/32	1,316	1,846
3.625% 4/15/28	106,080,163	146,871,273
3.875% 4/15/29	61,384,608	88,146,885
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	101,501,751	104,237,528
0.125% 4/15/17	83,304,450	85,969,526
0.125% 4/15/18	67,704,840	69,804,773
0.125% 1/15/22	144,799,421	143,130,897
0.125% 7/15/22	80,525,960	79,399,884
0.125% 1/15/23	27,830,000	27,095,121
0.375% 7/15/23	77,289,520	76,945,350
0.5% 4/15/15	63,811,088	65,241,860
0.625% 7/15/21	159,972,463	166,677,549
1.125% 1/15/21	101,444,800	109,302,816
1.25% 7/15/20	102,023,228	111,727,371
1.375% 7/15/18	29,650,719	32,581,040
1.375% 1/15/20	66,433,530	72,928,936
1.625% 1/15/15	67,565,621	69,877,648
1.625% 1/15/18	72,238,801	79,465,498
1.875% 7/15/15	97,215,284	102,702,600
1.875% 7/15/19	64,109,572	72,691,728
2% 1/15/16	47,194,492	50,501,788
2.125% 1/15/19	51,505,920	58,511,549
2.375% 1/15/17	80,619,072	89,480,882
2.5% 7/15/16	98,896,140	109,210,711
2.625% 7/15/17	75,852,938	86,146,409
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,514,766,103)		2,658,666,758
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4341% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,033
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0539% 9/25/34 (a)	101,235	65,579
TOTAL ASSET-BACKED SECURITIES (Cost $56,778)		72,612
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,514,822,881)	2,658,739,370
NET OTHER ASSETS (LIABILITIES) - 0.3%	7,918,961
NET ASSETS - 100%	$ 2,666,658,331
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 124,534	$ (77,788)	$ 0	$ (77,788)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (77,788)
Total Value of Derivatives	$ -	$ (77,788)
(a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,514,822,881)		$ 2,658,739,370
Cash		561,266
Receivable for investments sold		41,017,091
Receivable for swaps		483
Receivable for fund shares sold		3,363,944
Interest receivable		9,063,106
Receivable from investment adviser for expense reductions		15,179
Total assets		2,712,760,439

Liabilities
Payable for investments purchased	$ 38,957,764
Payable for fund shares redeemed	5,883,937
Distributions payable	7,658
Bi-lateral OTC swaps, at value	77,788
Accrued management fee	691,011
Distribution and service plan fees payable	142,421
Other affiliated payables	341,529
Total liabilities		46,102,108

Net Assets		$ 2,666,658,331
Net Assets consist of:
Paid in capital		$ 2,474,927,211
Undistributed net investment income		36,080,912
Accumulated undistributed net realized gain (loss) on investments		11,811,507
Net unrealized appreciation (depreciation) on investments		143,838,701
Net Assets		$ 2,666,658,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,968,787 ÷ 12,966,204 shares)	$ 12.34

Maximum offering price per share (100/96.00 of $12.34)	$ 12.85
Class T: Net Asset Value and redemption price per share ($44,507,334 ÷ 3,603,288 shares)	$ 12.35

Maximum offering price per share (100/96.00 of $12.35)	$ 12.86
Class B: Net Asset Value and offering price per share ($14,490,252 ÷ 1,193,914 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($105,009,224 ÷ 8,676,555 shares)A	$ 12.10

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,149,382,458 ÷ 173,015,863 shares)	$ 12.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($193,300,276 ÷ 15,604,339 shares)	$ 12.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 49,574,773

Expenses
Management fee	$ 4,788,220
Transfer agent fees	1,762,098
Distribution and service plan fees	1,065,020
Fund wide operations fee	555,234
Independent trustees' compensation	6,012
Miscellaneous	1,669
Total expenses before reductions	8,178,253
Expense reductions	(16,507)	8,161,746
Net investment income (loss)		41,413,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,475,797
Swaps	3,048
Total net realized gain (loss)		13,478,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,733,201)
Swaps	20,748
Total change in net unrealized appreciation (depreciation)		(281,712,453)
Net gain (loss)		(268,233,608)
Net increase (decrease) in net assets resulting from operations		$ (226,820,581)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,413,027	$ 57,118,167
Net realized gain (loss)	13,478,845	74,281,091
Change in net unrealized appreciation (depreciation)	(281,712,453)	57,543,871
Net increase (decrease) in net assets resulting from operations	(226,820,581)	188,943,129
Distributions to shareholders from net investment income	(1,024,624)	(5,628,115)
Distributions to shareholders from net realized gain	-	(60,856,667)
Total distributions	(1,024,624)	(66,484,782)
Share transactions - net increase (decrease)	(654,548,570)	(233,885,480)
Total increase (decrease) in net assets	(882,393,775)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $36,080,912 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,666,658,331	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.157	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	(1.047)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	(.890)	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.34	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B, C, D	(6.73)%	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.46% A	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,969	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.155	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	(1.045)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	(.890)	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.35	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B, C, D	(6.72)%	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.44% A	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,507	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30. KAmount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.110	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	(1.030)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	(.920)	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 12.14	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B, C, D	(7.04)%	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	1.76% A	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,490	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.107	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	(1.027)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	(.920)	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B, C, D	(7.07)%	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	1.72% A	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,009	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.178	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	(1.053)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	(.875)	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.005)	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.005)	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 12.42	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B, C	(6.58)%	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	2.79% A	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,149,382	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.172	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	(1.050)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	(.878)	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.002)	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.002)	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 12.39	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B, C	(6.62)%	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	2.71% A	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,300	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,809,576
Gross unrealized depreciation	(33,769,399)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,040,177

Tax cost	$ 2,513,699,193

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,048	$ 20,748

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $24,253, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250,243	$ 11,193
Class T	-%	.25%	64,930	4,230
Class B	.65%	.25%	77,316	58,038
Class C	.75%	.25%	672,531	138,969
			$ 1,065,020	$ 212,430

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,466
Class T	3,509
Class B*	15,573
Class C*	19,299
$ 54,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,878.17
Class T	51,508.20
Class B	19,861.23
Class C	112,960.17
Inflation-Protected Bond	1,225,129.10
Institutional Class	180,762.18
	$ 1,762,098

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,378.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Class B	-	-
Inflation-Protected Bond	990,386	5,382,095
Institutional Class	34,238	224,595
Total	$ 1,024,624	$ 5,628,115
From net realized gain
Class A	$ -	$ 4,295,495
Class T	-	1,028,164
Class B	-	391,830
Class C	-	3,101,839
Inflation-Protected Bond	-	48,424,296
Institutional Class	-	3,615,043
Total	$ -	$ 60,856,667

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Class A
Shares sold	1,206,165	4,963,733	$ 15,357,335	$ 66,011,289
Reinvestment of distributions	-	294,536	-	3,924,404
Shares redeemed	(6,675,018)	(7,342,285)	(83,381,270)	(97,297,709)
Net increase (decrease)	(5,468,853)	(2,084,016)	$ (68,023,935)	$ (27,362,016)
Class T
Shares sold	179,560	1,029,474	$ 2,265,552	$ 13,721,611
Reinvestment of distributions	-	71,273	-	951,041
Shares redeemed	(1,175,704)	(1,561,218)	(14,785,687)	(20,811,585)
Net increase (decrease)	(996,144)	(460,471)	$ (12,520,135)	$ (6,138,933)
Class B
Shares sold	5,194	88,912	$ 65,573	$ 1,168,660
Reinvestment of distributions	-	25,468	-	335,621
Shares redeemed	(407,313)	(758,007)	(5,064,356)	(9,970,857)
Net increase (decrease)	(402,119)	(643,627)	$ (4,998,783)	$ (8,466,576)
Class C
Shares sold	375,548	3,955,460	$ 4,730,886	$ 52,044,272
Reinvestment of distributions	-	195,154	-	2,566,676
Shares redeemed	(4,556,726)	(5,256,160)	(56,164,344)	(68,803,565)
Net increase (decrease)	(4,181,178)	(1,105,546)	$ (51,433,458)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	12,527,744	48,848,797	$ 159,043,229	$ 652,247,103
Reinvestment of distributions	76,479	3,849,428	948,684	51,546,220
Shares redeemed	(52,655,568)	(66,863,593)	(663,362,948)	(891,740,995)
Net increase (decrease)	(40,051,345)	(14,165,368)	$ (503,371,035)	$ (187,947,672)
Institutional Class
Shares sold	1,743,747	3,627,793	$ 21,866,343	$ 48,221,311
Reinvestment of distributions	2,634	272,351	32,409	3,636,551
Shares redeemed	(2,860,135)	(3,130,003)	(36,099,976)	(41,635,528)
Net increase (decrease)	(1,113,754)	770,141	$ (14,201,224)	$ 10,222,334

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

IFB-USAN-1113
1.784854.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B, and Class C are classes of Fidelity ® Inflation-Protected Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	.77%
Actual		$ 1,000.00	$ 932.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Class T	.79%
Actual		$ 1,000.00	$ 932.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
Class B	1.48%
Actual		$ 1,000.00	$ 929.60	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.49
Class C	1.51%
Actual		$ 1,000.00	$ 929.30	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.64
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 934.20	$ 2.18
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 933.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	33.2	28.8
1 - 1.99%	26.0	28.5
2 - 2.99%	32.0	32.9
3 - 3.99%	8.8	9.7
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2013
6 months ago
Years	8.6	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2013
6 months ago
Years	5.7	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.9%
	Asset-Backed Securities 0.0%†		Asset-Backed Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.9%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Semiannual Report

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 22,860,225	$ 18,777,526
0.75% 2/15/42	54,273,450	46,543,717
1.75% 1/15/28	34,701,652	38,920,055
2% 1/15/26	90,034,380	104,024,912
2.125% 2/15/40	34,551,578	40,930,110
2.125% 2/15/41	53,952,674	64,018,193
2.375% 1/15/25	110,825,233	132,444,798
2.375% 1/15/27	93,128,928	112,213,094
2.5% 1/15/29	1,740,800	2,142,885
3.375% 4/15/32	1,316	1,846
3.625% 4/15/28	106,080,163	146,871,273
3.875% 4/15/29	61,384,608	88,146,885
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	101,501,751	104,237,528
0.125% 4/15/17	83,304,450	85,969,526
0.125% 4/15/18	67,704,840	69,804,773
0.125% 1/15/22	144,799,421	143,130,897
0.125% 7/15/22	80,525,960	79,399,884
0.125% 1/15/23	27,830,000	27,095,121
0.375% 7/15/23	77,289,520	76,945,350
0.5% 4/15/15	63,811,088	65,241,860
0.625% 7/15/21	159,972,463	166,677,549
1.125% 1/15/21	101,444,800	109,302,816
1.25% 7/15/20	102,023,228	111,727,371
1.375% 7/15/18	29,650,719	32,581,040
1.375% 1/15/20	66,433,530	72,928,936
1.625% 1/15/15	67,565,621	69,877,648
1.625% 1/15/18	72,238,801	79,465,498
1.875% 7/15/15	97,215,284	102,702,600
1.875% 7/15/19	64,109,572	72,691,728
2% 1/15/16	47,194,492	50,501,788
2.125% 1/15/19	51,505,920	58,511,549
2.375% 1/15/17	80,619,072	89,480,882
2.5% 7/15/16	98,896,140	109,210,711
2.625% 7/15/17	75,852,938	86,146,409
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,514,766,103)		2,658,666,758
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4341% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,033
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0539% 9/25/34 (a)	101,235	65,579
TOTAL ASSET-BACKED SECURITIES (Cost $56,778)		72,612
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,514,822,881)	2,658,739,370
NET OTHER ASSETS (LIABILITIES) - 0.3%	7,918,961
NET ASSETS - 100%	$ 2,666,658,331
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 124,534	$ (77,788)	$ 0	$ (77,788)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (77,788)
Total Value of Derivatives	$ -	$ (77,788)
(a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,514,822,881)		$ 2,658,739,370
Cash		561,266
Receivable for investments sold		41,017,091
Receivable for swaps		483
Receivable for fund shares sold		3,363,944
Interest receivable		9,063,106
Receivable from investment adviser for expense reductions		15,179
Total assets		2,712,760,439

Liabilities
Payable for investments purchased	$ 38,957,764
Payable for fund shares redeemed	5,883,937
Distributions payable	7,658
Bi-lateral OTC swaps, at value	77,788
Accrued management fee	691,011
Distribution and service plan fees payable	142,421
Other affiliated payables	341,529
Total liabilities		46,102,108

Net Assets		$ 2,666,658,331
Net Assets consist of:
Paid in capital		$ 2,474,927,211
Undistributed net investment income		36,080,912
Accumulated undistributed net realized gain (loss) on investments		11,811,507
Net unrealized appreciation (depreciation) on investments		143,838,701
Net Assets		$ 2,666,658,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,968,787 ÷ 12,966,204 shares)	$ 12.34

Maximum offering price per share (100/96.00 of $12.34)	$ 12.85
Class T: Net Asset Value and redemption price per share ($44,507,334 ÷ 3,603,288 shares)	$ 12.35

Maximum offering price per share (100/96.00 of $12.35)	$ 12.86
Class B: Net Asset Value and offering price per share ($14,490,252 ÷ 1,193,914 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($105,009,224 ÷ 8,676,555 shares)A	$ 12.10

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,149,382,458 ÷ 173,015,863 shares)	$ 12.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($193,300,276 ÷ 15,604,339 shares)	$ 12.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 49,574,773

Expenses
Management fee	$ 4,788,220
Transfer agent fees	1,762,098
Distribution and service plan fees	1,065,020
Fund wide operations fee	555,234
Independent trustees' compensation	6,012
Miscellaneous	1,669
Total expenses before reductions	8,178,253
Expense reductions	(16,507)	8,161,746
Net investment income (loss)		41,413,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,475,797
Swaps	3,048
Total net realized gain (loss)		13,478,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,733,201)
Swaps	20,748
Total change in net unrealized appreciation (depreciation)		(281,712,453)
Net gain (loss)		(268,233,608)
Net increase (decrease) in net assets resulting from operations		$ (226,820,581)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,413,027	$ 57,118,167
Net realized gain (loss)	13,478,845	74,281,091
Change in net unrealized appreciation (depreciation)	(281,712,453)	57,543,871
Net increase (decrease) in net assets resulting from operations	(226,820,581)	188,943,129
Distributions to shareholders from net investment income	(1,024,624)	(5,628,115)
Distributions to shareholders from net realized gain	-	(60,856,667)
Total distributions	(1,024,624)	(66,484,782)
Share transactions - net increase (decrease)	(654,548,570)	(233,885,480)
Total increase (decrease) in net assets	(882,393,775)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $36,080,912 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,666,658,331	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.157	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	(1.047)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	(.890)	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.34	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B, C, D	(6.73)%	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.46% A	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,969	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.155	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	(1.045)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	(.890)	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.35	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B, C, D	(6.72)%	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.44% A	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,507	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30. KAmount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.110	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	(1.030)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	(.920)	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 12.14	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B, C, D	(7.04)%	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	1.76% A	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,490	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.107	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	(1.027)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	(.920)	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B, C, D	(7.07)%	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	1.72% A	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,009	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.178	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	(1.053)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	(.875)	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.005)	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.005)	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 12.42	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B, C	(6.58)%	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	2.79% A	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,149,382	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.172	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	(1.050)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	(.878)	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.002)	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.002)	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 12.39	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B, C	(6.62)%	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	2.71% A	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,300	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,809,576
Gross unrealized depreciation	(33,769,399)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,040,177

Tax cost	$ 2,513,699,193

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Semiannual Report

3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,048	$ 20,748

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $24,253, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250,243	$ 11,193
Class T	-%	.25%	64,930	4,230
Class B	.65%	.25%	77,316	58,038
Class C	.75%	.25%	672,531	138,969
			$ 1,065,020	$ 212,430

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,466
Class T	3,509
Class B*	15,573
Class C*	19,299
$ 54,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,878.17
Class T	51,508.20
Class B	19,861.23
Class C	112,960.17
Inflation-Protected Bond	1,225,129.10
Institutional Class	180,762.18
	$ 1,762,098

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,378.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Class B	-	-
Inflation-Protected Bond	990,386	5,382,095
Institutional Class	34,238	224,595
Total	$ 1,024,624	$ 5,628,115
From net realized gain
Class A	$ -	$ 4,295,495
Class T	-	1,028,164
Class B	-	391,830
Class C	-	3,101,839
Inflation-Protected Bond	-	48,424,296
Institutional Class	-	3,615,043
Total	$ -	$ 60,856,667

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Class A
Shares sold	1,206,165	4,963,733	$ 15,357,335	$ 66,011,289
Reinvestment of distributions	-	294,536	-	3,924,404
Shares redeemed	(6,675,018)	(7,342,285)	(83,381,270)	(97,297,709)
Net increase (decrease)	(5,468,853)	(2,084,016)	$ (68,023,935)	$ (27,362,016)
Class T
Shares sold	179,560	1,029,474	$ 2,265,552	$ 13,721,611
Reinvestment of distributions	-	71,273	-	951,041
Shares redeemed	(1,175,704)	(1,561,218)	(14,785,687)	(20,811,585)
Net increase (decrease)	(996,144)	(460,471)	$ (12,520,135)	$ (6,138,933)
Class B
Shares sold	5,194	88,912	$ 65,573	$ 1,168,660
Reinvestment of distributions	-	25,468	-	335,621
Shares redeemed	(407,313)	(758,007)	(5,064,356)	(9,970,857)
Net increase (decrease)	(402,119)	(643,627)	$ (4,998,783)	$ (8,466,576)
Class C
Shares sold	375,548	3,955,460	$ 4,730,886	$ 52,044,272
Reinvestment of distributions	-	195,154	-	2,566,676
Shares redeemed	(4,556,726)	(5,256,160)	(56,164,344)	(68,803,565)
Net increase (decrease)	(4,181,178)	(1,105,546)	$ (51,433,458)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	12,527,744	48,848,797	$ 159,043,229	$ 652,247,103
Reinvestment of distributions	76,479	3,849,428	948,684	51,546,220
Shares redeemed	(52,655,568)	(66,863,593)	(663,362,948)	(891,740,995)
Net increase (decrease)	(40,051,345)	(14,165,368)	$ (503,371,035)	$ (187,947,672)
Institutional Class
Shares sold	1,743,747	3,627,793	$ 21,866,343	$ 48,221,311
Reinvestment of distributions	2,634	272,351	32,409	3,636,551
Shares redeemed	(2,860,135)	(3,130,003)	(36,099,976)	(41,635,528)
Net increase (decrease)	(1,113,754)	770,141	$ (14,201,224)	$ 10,222,334

Semiannual Report

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

Semiannual Report

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

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Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

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Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFB-USAN-1113
1.784855.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Inflation-Protected Bond

Fund - Institutional Class

Semiannual Report

September 30, 2013

(Fidelity Cover Art)

Institutional Class is a class of Fidelity® Inflation-Protected Bond Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 to September 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Annualized Expense Ratio B	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During Period* April 1, 2013 to September 30, 2013
Class A	.77%
Actual		$ 1,000.00	$ 932.70	$ 3.73
HypotheticalA		$ 1,000.00	$ 1,021.21	$ 3.90
Class T	.79%
Actual		$ 1,000.00	$ 932.80	$ 3.83
HypotheticalA		$ 1,000.00	$ 1,021.11	$ 4.00
Class B	1.48%
Actual		$ 1,000.00	$ 929.60	$ 7.16
HypotheticalA		$ 1,000.00	$ 1,017.65	$ 7.49
Class C	1.51%
Actual		$ 1,000.00	$ 929.30	$ 7.30
HypotheticalA		$ 1,000.00	$ 1,017.50	$ 7.64
Inflation-Protected Bond	.45%
Actual		$ 1,000.00	$ 934.20	$ 2.18
HypotheticalA		$ 1,000.00	$ 1,022.81	$ 2.28
Institutional Class	.53%
Actual		$ 1,000.00	$ 933.80	$ 2.57
HypotheticalA		$ 1,000.00	$ 1,022.41	$ 2.69

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Coupon Distribution as of September 30, 2013
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	33.2	28.8
1 - 1.99%	26.0	28.5
2 - 2.99%	32.0	32.9
3 - 3.99%	8.8	9.7
5 - 5.99%	0.0†	0.0†
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

The coupon rates on inflation-protected securities tend to be lower than their nominal bond counterparts since inflation-protected securities get adjusted for actual inflation, while nominal bond coupon rates include a component for expected inflation. Please refer to the fund's prospectus for more information.

Weighted Average Maturity as of September 30, 2013
6 months ago
Years	8.6	9.1

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of September 30, 2013
6 months ago
Years	5.7	5.5

Duration is a measure of a security's price sensitivity to changes in interest rates. Duration differs from maturity in that it considers a security's interest payments in addition to the amount of time until the security reaches maturity, and also takes into account certain maturity shortening features (e.g., demand features, interest rate resets, and call options) when applicable. Securities with longer durations generally tend to be more sensitive to interest rate changes than securities with shorter durations. A fund with a longer average duration generally can be expected to be more sensitive to interest rate changes than a fund with a shorter average duration.

Asset Allocation (% of fund's net assets)
As of September 30, 2013*		As of March 31, 2013**
	U.S. Government and U.S. Government Agency Obligations 99.7%		U.S. Government and U.S. Government Agency Obligations 99.9%
	Asset-Backed Securities 0.0%†		Asset-Backed Securities 0.0%†
	Short-Term Investments and Net Other Assets (Liabilities) 0.3%		Short-Term Investments and Net Other Assets (Liabilities) 0.1%
* Inflation Protected Securities	99.7%	** Inflation Protected Securities	99.9%
* Futures and Swaps	0.0%†	** Futures and Swaps	0.0%†

† Amount represents less than 0.1%

Semiannual Report

Investments September 30, 2013 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Inflation Protected Obligations - 99.7%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Bonds:
0.625% 2/15/43	$ 22,860,225	$ 18,777,526
0.75% 2/15/42	54,273,450	46,543,717
1.75% 1/15/28	34,701,652	38,920,055
2% 1/15/26	90,034,380	104,024,912
2.125% 2/15/40	34,551,578	40,930,110
2.125% 2/15/41	53,952,674	64,018,193
2.375% 1/15/25	110,825,233	132,444,798
2.375% 1/15/27	93,128,928	112,213,094
2.5% 1/15/29	1,740,800	2,142,885
3.375% 4/15/32	1,316	1,846
3.625% 4/15/28	106,080,163	146,871,273
3.875% 4/15/29	61,384,608	88,146,885
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/16	101,501,751	104,237,528
0.125% 4/15/17	83,304,450	85,969,526
0.125% 4/15/18	67,704,840	69,804,773
0.125% 1/15/22	144,799,421	143,130,897
0.125% 7/15/22	80,525,960	79,399,884
0.125% 1/15/23	27,830,000	27,095,121
0.375% 7/15/23	77,289,520	76,945,350
0.5% 4/15/15	63,811,088	65,241,860
0.625% 7/15/21	159,972,463	166,677,549
1.125% 1/15/21	101,444,800	109,302,816
1.25% 7/15/20	102,023,228	111,727,371
1.375% 7/15/18	29,650,719	32,581,040
1.375% 1/15/20	66,433,530	72,928,936
1.625% 1/15/15	67,565,621	69,877,648
1.625% 1/15/18	72,238,801	79,465,498
1.875% 7/15/15	97,215,284	102,702,600
1.875% 7/15/19	64,109,572	72,691,728
2% 1/15/16	47,194,492	50,501,788
2.125% 1/15/19	51,505,920	58,511,549
2.375% 1/15/17	80,619,072	89,480,882
2.5% 7/15/16	98,896,140	109,210,711
2.625% 7/15/17	75,852,938	86,146,409
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $2,514,766,103)		2,658,666,758
Asset-Backed Securities - 0.0%
	Principal Amount	Value
Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 5.4341% 3/25/32 (MGIC Investment Corp. Insured) (a)	$ 13,552	$ 7,033
Morgan Stanley ABS Capital I Trust Series 2004-NC8 Class M6, 2.0539% 9/25/34 (a)	101,235	65,579
TOTAL ASSET-BACKED SECURITIES (Cost $56,778)		72,612
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $2,514,822,881)	2,658,739,370
NET OTHER ASSETS (LIABILITIES) - 0.3%	7,918,961
NET ASSETS - 100%	$ 2,666,658,331
Swaps
Credit Default Swaps
Underlying Reference	Rating (1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount (2)	Value (1)	Upfront Premium Received/ (Paid)	Unrealized Appreciation/ (Depreciation)
Sell Protection
Morgan Stanley ABS Capital I Inc Series 2004-NC8 Class B3	C	Oct. 2034	Merrill Lynch, Inc.	4.60%	$ 124,534	$ (77,788)	$ 0	$ (77,788)

(1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

(2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Other Information

All investments and derivative instruments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of September 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (77,788)
Total Value of Derivatives	$ -	$ (77,788)
(a) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (Unaudited):
U.S. Government and U.S. Government Agency Obligations	99.7%
CCC,CC,C	0.0%*
Short-Term Investments and Net Other Assets	0.3%
100.0%

* Amount represents less than 0.1%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	September 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,514,822,881)		$ 2,658,739,370
Cash		561,266
Receivable for investments sold		41,017,091
Receivable for swaps		483
Receivable for fund shares sold		3,363,944
Interest receivable		9,063,106
Receivable from investment adviser for expense reductions		15,179
Total assets		2,712,760,439

Liabilities
Payable for investments purchased	$ 38,957,764
Payable for fund shares redeemed	5,883,937
Distributions payable	7,658
Bi-lateral OTC swaps, at value	77,788
Accrued management fee	691,011
Distribution and service plan fees payable	142,421
Other affiliated payables	341,529
Total liabilities		46,102,108

Net Assets		$ 2,666,658,331
Net Assets consist of:
Paid in capital		$ 2,474,927,211
Undistributed net investment income		36,080,912
Accumulated undistributed net realized gain (loss) on investments		11,811,507
Net unrealized appreciation (depreciation) on investments		143,838,701
Net Assets		$ 2,666,658,331

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

September 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($159,968,787 ÷ 12,966,204 shares)	$ 12.34

Maximum offering price per share (100/96.00 of $12.34)	$ 12.85
Class T: Net Asset Value and redemption price per share ($44,507,334 ÷ 3,603,288 shares)	$ 12.35

Maximum offering price per share (100/96.00 of $12.35)	$ 12.86
Class B: Net Asset Value and offering price per share ($14,490,252 ÷ 1,193,914 shares)A	$ 12.14

Class C: Net Asset Value and offering price per share ($105,009,224 ÷ 8,676,555 shares)A	$ 12.10

Inflation-Protected Bond: Net Asset Value, offering price and redemption price per share ($2,149,382,458 ÷ 173,015,863 shares)	$ 12.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($193,300,276 ÷ 15,604,339 shares)	$ 12.39

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended September 30, 2013 (Unaudited)

Investment Income
Interest		$ 49,574,773

Expenses
Management fee	$ 4,788,220
Transfer agent fees	1,762,098
Distribution and service plan fees	1,065,020
Fund wide operations fee	555,234
Independent trustees' compensation	6,012
Miscellaneous	1,669
Total expenses before reductions	8,178,253
Expense reductions	(16,507)	8,161,746
Net investment income (loss)		41,413,027
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,475,797
Swaps	3,048
Total net realized gain (loss)		13,478,845
Change in net unrealized appreciation (depreciation) on: Investment securities	(281,733,201)
Swaps	20,748
Total change in net unrealized appreciation (depreciation)		(281,712,453)
Net gain (loss)		(268,233,608)
Net increase (decrease) in net assets resulting from operations		$ (226,820,581)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended September 30, 2013 (Unaudited)	Year ended March 31, 2013
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 41,413,027	$ 57,118,167
Net realized gain (loss)	13,478,845	74,281,091
Change in net unrealized appreciation (depreciation)	(281,712,453)	57,543,871
Net increase (decrease) in net assets resulting from operations	(226,820,581)	188,943,129
Distributions to shareholders from net investment income	(1,024,624)	(5,628,115)
Distributions to shareholders from net realized gain	-	(60,856,667)
Total distributions	(1,024,624)	(66,484,782)
Share transactions - net increase (decrease)	(654,548,570)	(233,885,480)
Total increase (decrease) in net assets	(882,393,775)	(111,427,133)

Net Assets
Beginning of period	3,549,052,106	3,660,479,239
End of period (including undistributed net investment income of $36,080,912 and distributions in excess of net investment income of $4,307,491, respectively)	$ 2,666,658,331	$ 3,549,052,106

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.157	.171	.329	.245	.301	.171	.538
Net realized and unrealized gain (loss)	(1.047)	.464	.998	.286	.757	(.456)	.306
Total from investment operations	(.890)	.635	1.327	.531	1.058	(.285)	.844
Distributions from net investment income	-	(.001)	(.035)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.215)	(.307)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.34	$ 13.23	$ 12.81	$ 11.79	$ 11.44	$ 10.70	$ 11.22
Total Return B, C, D	(6.73)%	4.95%	11.32%	4.68%	9.96%	(2.57)%	7.96%
Ratios to Average Net Assets F, I
Expenses before reductions	.77% A	.76%	.76%	.77% A	.77%	.78%	.80%
Expenses net of fee waivers, if any	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.77% A	.76%	.76%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.46% A	1.29%	2.61%	2.29% A	2.71%	1.59%	4.87%
Supplemental Data
Net assets, end of period (000 omitted)	$ 159,969	$ 243,819	$ 262,756	$ 210,012	$ 201,741	$ 158,700	$ 142,814
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24	$ 10.93
Income from Investment Operations
Net investment income (loss) E	.155	.168	.326	.245	.301	.172	.538
Net realized and unrealized gain (loss)	(1.045)	.466	.987	.286	.757	(.457)	.316
Total from investment operations	(.890)	.634	1.313	.531	1.058	(.285)	.854
Distributions from net investment income	-	- K	(.031)	(.084)	(.098)	(.077)	(.194)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.303)	(.181)	(.318)	(.235)	(.544)
Net asset value, end of period	$ 12.35	$ 13.24	$ 12.82	$ 11.81	$ 11.46	$ 10.72	$ 11.24
Total Return B, C, D	(6.72)%	4.94%	11.18%	4.67%	9.94%	(2.56)%	8.05%
Ratios to Average Net Assets F, I
Expenses before reductions	.79% A	.78%	.79%	.79% A	.79%	.80%	.79%
Expenses net of fee waivers, if any	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Expenses net of all reductions	.79% A	.78%	.78%	.75% A	.75%	.75%	.75%
Net investment income (loss)	2.44% A	1.26%	2.59%	2.29% A	2.71%	1.59%	4.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 44,507	$ 60,910	$ 64,890	$ 60,157	$ 65,747	$ 61,847	$ 77,332
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the sales charges. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30. KAmount represents less than $.001 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) E	.110	.077	.240	.175	.228	.101	.466
Net realized and unrealized gain (loss)	(1.030)	.467	.992	.288	.748	(.453)	.316
Total from investment operations	(.920)	.544	1.232	.463	.976	(.352)	.782
Distributions from net investment income	-	-	-	(.016)	(.026)	(.030)	(.122)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.113)	(.246)	(.188)	(.472)
Net asset value, end of period	$ 12.14	$ 13.06	$ 12.73	$ 11.77	$ 11.42	$ 10.69	$ 11.23
Total Return B, C, D	(7.04)%	4.26%	10.51%	4.07%	9.17%	(3.17)%	7.36%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.46%	1.47%	1.48% A	1.48%	1.49%	1.50%
Expenses net of fee waivers, if any	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Expenses net of all reductions	1.48% A	1.46%	1.45%	1.40% A	1.40%	1.40%	1.40%
Net investment income (loss)	1.76% A	.58%	1.92%	1.64% A	2.06%	.94%	4.21%
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,490	$ 20,839	$ 28,517	$ 33,626	$ 41,138	$ 42,748	$ 44,776
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 H	2010 J	2009 J	2008 J
Selected Per-Share Data
Net asset value, beginning of period	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22	$ 10.91
Income from Investment Operations
Net investment income (loss) E	.107	.071	.233	.164	.217	.090	.455
Net realized and unrealized gain (loss)	(1.027)	.453	.999	.279	.758	(.459)	.316
Total from investment operations	(.920)	.524	1.232	.443	.975	(.369)	.771
Distributions from net investment income	-	-	-	(.006)	(.015)	(.023)	(.111)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	-	(.214)	(.272)	(.103)	(.235)	(.181)	(.461)
Net asset value, end of period	$ 12.10	$ 13.02	$ 12.71	$ 11.75	$ 11.41	$ 10.67	$ 11.22
Total Return B, C, D	(7.07)%	4.11%	10.53%	3.90%	9.17%	(3.33)%	7.26%
Ratios to Average Net Assets F, I
Expenses before reductions	1.51% A	1.51%	1.51%	1.51% A	1.52%	1.54%	1.55%
Expenses net of fee waivers, if any	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Expenses net of all reductions	1.51% A	1.51%	1.51%	1.50% A	1.50%	1.50%	1.50%
Net investment income (loss)	1.72% A	.54%	1.86%	1.54% A	1.96%	.84%	4.11%
Supplemental Data
Net assets, end of period (000 omitted)	$ 105,009	$ 167,440	$ 177,405	$ 132,926	$ 126,302	$ 99,083	$ 90,060
Portfolio turnover rate G	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DTotal returns do not include the effect of the contingent deferred sales charge. ECalculated based on average shares outstanding during the period. FFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. GAmount does not include the portfolio activity of any underlying Fidelity Central Funds. HFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. IExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. JFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Inflation-Protected Bond

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26	$ 10.94
Income from Investment Operations
Net investment income (loss) D	.178	.213	.369	.278	.336	.205	.573
Net realized and unrealized gain (loss)	(1.053)	.465	.996	.286	.755	(.457)	.324
Total from investment operations	(.875)	.678	1.365	.564	1.091	(.252)	.897
Distributions from net investment income	(.005)	(.024)	(.073)	(.117)	(.131)	(.100)	(.227)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.005)	(.238)	(.345)	(.214)	(.351)	(.258)	(.577)
Net asset value, end of period	$ 12.42	$ 13.30	$ 12.86	$ 11.84	$ 11.49	$ 10.75	$ 11.26
Total Return B, C	(6.58)%	5.26%	11.61%	4.94%	10.24%	(2.27)%	8.46%
Ratios to Average Net Assets E, H
Expenses before reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Expenses net of all reductions	.45% A	.45%	.45%	.45% A	.45%	.45%	.45%
Net investment income (loss)	2.79% A	1.60%	2.92%	2.59% A	3.01%	1.89%	5.17%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,149,382	$ 2,834,261	$ 2,922,339	$ 2,106,168	$ 2,204,162	$ 1,767,415	$ 2,008,504
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended September 30, 2013	Years ended March 31,
	(Unaudited)	2013	2012	2011 G	2010 I	2009 I	2008 I
Selected Per-Share Data
Net asset value, beginning of period	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23	$ 10.92
Income from Investment Operations
Net investment income (loss) D	.172	.201	.359	.272	.329	.197	.565
Net realized and unrealized gain (loss)	(1.050)	.467	.995	.286	.757	(.452)	.318
Total from investment operations	(.878)	.668	1.354	.558	1.086	(.255)	.883
Distributions from net investment income	(.002)	(.014)	(.062)	(.111)	(.126)	(.097)	(.223)
Distributions from net realized gain	-	(.214)	(.272)	(.097)	(.220)	(.158)	(.350)
Total distributions	(.002)	(.228)	(.334)	(.208)	(.346)	(.255)	(.573)
Net asset value, end of period	$ 12.39	$ 13.27	$ 12.83	$ 11.81	$ 11.46	$ 10.72	$ 11.23
Total Return B, C	(6.62)%	5.20%	11.54%	4.91%	10.21%	(2.30)%	8.34%
Ratios to Average Net Assets E, H
Expenses before reductions	.53% A	.54%	.54%	.55% A	.53%	.50%	.49%
Expenses net of fee waivers, if any	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Expenses net of all reductions	.53% A	.54%	.53%	.50% A	.50%	.50%	.49%
Net investment income (loss)	2.71% A	1.51%	2.84%	2.54% A	2.96%	1.84%	5.13%
Supplemental Data
Net assets, end of period (000 omitted)	$ 193,300	$ 221,782	$ 204,573	$ 62,469	$ 68,665	$ 70,870	$ 102,297
Portfolio turnover rate F	19% A	18%	24%	22% A	16%	43%	35%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EFees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. FAmount does not include the portfolio activity of any underlying Fidelity Central Funds. GFor the eleven month period ended March 31. The Fund changed its fiscal year from April 30 to March 31, effective March 31, 2011. HExpense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. IFor the period ended April 30.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended September 30, 2013 (Unaudited)

1. Organization.

Fidelity® Inflation-Protected Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Inflation-Protected Bond and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

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2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and net asset value (NAV) include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. For Treasury Inflation-Protected Securities (TIPS) the principal amount is adjusted daily to

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

keep pace with inflation. Interest is accrued based on the adjusted principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Statement of Operations. Such adjustments may have a significant impact on the Fund's distributions.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Inflation income is distributed as a short-term capital gain. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to swaps, market discount, certain losses related to deflation adjustments on U.S. Treasury inflation-indexed securities and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 178,809,576
Gross unrealized depreciation	(33,769,399)
Net unrealized appreciation (depreciation) on securities and other investments	$ 145,040,177

Tax cost	$ 2,513,699,193

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

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3. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ 3,048	$ 20,748

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments and is representative of activity for the period.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more

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Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

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4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $0 and $24,253, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR, including any mutual funds previously advised by FMR that are currently advised by Fidelity SelectCo, LLC, an affiliate of FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 250,243	$ 11,193
Class T	-%	.25%	64,930	4,230
Class B	.65%	.25%	77,316	58,038
Class C	.75%	.25%	672,531	138,969
			$ 1,065,020	$ 212,430

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

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Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,466
Class T	3,509
Class B*	15,573
Class C*	19,299
$ 54,847

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Inflation-Protected Bond. FIIOC receives an asset-based fee of .10% of Inflation Protected Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 171,878.17
Class T	51,508.20
Class B	19,861.23
Class C	112,960.17
Inflation-Protected Bond	1,225,129.10
Institutional Class	180,762.18
	$ 1,762,098

* Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

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6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,669 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's management fee by $129.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $16,378.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2013	Year ended March 31, 2013
From net investment income
Class A	$ -	$ 19,664
Class T	-	1,761
Class B	-	-
Inflation-Protected Bond	990,386	5,382,095
Institutional Class	34,238	224,595
Total	$ 1,024,624	$ 5,628,115
From net realized gain
Class A	$ -	$ 4,295,495
Class T	-	1,028,164
Class B	-	391,830
Class C	-	3,101,839
Inflation-Protected Bond	-	48,424,296
Institutional Class	-	3,615,043
Total	$ -	$ 60,856,667

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Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended September 30, 2013	Year ended March 31, 2013	Six months ended September 30, 2013	Year ended March 31, 2013
Class A
Shares sold	1,206,165	4,963,733	$ 15,357,335	$ 66,011,289
Reinvestment of distributions	-	294,536	-	3,924,404
Shares redeemed	(6,675,018)	(7,342,285)	(83,381,270)	(97,297,709)
Net increase (decrease)	(5,468,853)	(2,084,016)	$ (68,023,935)	$ (27,362,016)
Class T
Shares sold	179,560	1,029,474	$ 2,265,552	$ 13,721,611
Reinvestment of distributions	-	71,273	-	951,041
Shares redeemed	(1,175,704)	(1,561,218)	(14,785,687)	(20,811,585)
Net increase (decrease)	(996,144)	(460,471)	$ (12,520,135)	$ (6,138,933)
Class B
Shares sold	5,194	88,912	$ 65,573	$ 1,168,660
Reinvestment of distributions	-	25,468	-	335,621
Shares redeemed	(407,313)	(758,007)	(5,064,356)	(9,970,857)
Net increase (decrease)	(402,119)	(643,627)	$ (4,998,783)	$ (8,466,576)
Class C
Shares sold	375,548	3,955,460	$ 4,730,886	$ 52,044,272
Reinvestment of distributions	-	195,154	-	2,566,676
Shares redeemed	(4,556,726)	(5,256,160)	(56,164,344)	(68,803,565)
Net increase (decrease)	(4,181,178)	(1,105,546)	$ (51,433,458)	$ (14,192,617)
Inflation-Protected Bond
Shares sold	12,527,744	48,848,797	$ 159,043,229	$ 652,247,103
Reinvestment of distributions	76,479	3,849,428	948,684	51,546,220
Shares redeemed	(52,655,568)	(66,863,593)	(663,362,948)	(891,740,995)
Net increase (decrease)	(40,051,345)	(14,165,368)	$ (503,371,035)	$ (187,947,672)
Institutional Class
Shares sold	1,743,747	3,627,793	$ 21,866,343	$ 48,221,311
Reinvestment of distributions	2,634	272,351	32,409	3,636,551
Shares redeemed	(2,860,135)	(3,130,003)	(36,099,976)	(41,635,528)
Net increase (decrease)	(1,113,754)	770,141	$ (14,201,224)	$ 10,222,334

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10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Inflation-Protected Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees, Operations, Audit, Fair Valuation, and Governance and Nominating, each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2013 meeting, the Board, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale exist and would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

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Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of FMR and the sub-advisers (together, the Investment Advisers), and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading and risk management capabilities and resources, which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

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The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) persisting in efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs for global and income-oriented solutions; (iv) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (v) rationalizing product lines and gaining increased efficiencies through the combination of several funds with other funds; (vi) strengthening Fidelity's index fund offerings by reducing investment minimums and adopting or lowering existing expense caps for certain funds and classes; (vii) enhancing Global Asset Allocation product offerings by launching new funds and strategies, including "open architecture" target date funds that utilize affiliated and unaffiliated sub-advisers; (viii) modifying the eligibility criteria for Institutional Class shares of Advisor funds to increase their marketability to a portion of the defined contribution plan market; (ix) creating a new low-cost retirement share class for certain Advisor funds to appeal to large retirement plans; (x) transitioning the management of certain Fidelity commodity funds to Geode Capital Management LLC, a registered commodity pool operator, while retaining administrative responsibilities for the funds; and (xi) taking steps toward establishing a new Fidelity adviser to manage sector-based funds and products.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board periodically considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of mutual funds with similar objectives ("peer group"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and the Investment Advisers' explanations for such underperformance.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; tactical opportunities for investment; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 50% would mean that half of the funds in the Total Mapped Group had higher, and half had lower, management fees than the fund. The fund's actual TMG %s are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Semiannual Report

Fidelity Inflation-Protected Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2012.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of each class's total expense ratio, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below its competitive median for 2012.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Amendment to Description of Group Fee Rate. At its September 2013 meeting, the Board voted to approve an amendment to the fund's management contract to modify the description of the "group fee rate." The Board noted that under the prior description in the contract, the group fee rate was based on the average net assets of all registered investment companies with which FMR has management contracts. Under the contract's tiered asset breakpoint schedule, the group fee rate is lower as total fund assets under FMR's management increase, and higher as total fund assets under FMR's management decrease. The Board considered that the prior description would have excluded the assets of 64 Fidelity sector funds from the group fee rate calculation once Fidelity SelectCo, LLC, an affiliate of FMR, assumed management responsibilities for those funds. The Board noted that modifying the description of the group fee rate to continue to include the assets of those 64 funds for purposes of determining group fee rate breakpoints would avoid an immediate adverse impact on the group fee rate for any fund.

Semiannual Report

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other mutual funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients. The Board noted the findings of the 2013 ad hoc joint committee (created with the board of other Fidelity funds), which reviewed and compared Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

Semiannual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures, including the group fee structure and definition of group assets, and the rationale for recommending different fees among different categories of funds and classes; (vi) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of the increased use of omnibus accounts; and (ix) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Semiannual Report

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

(Fidelity Investment logo)(registered trademark)

AIFBI-USAN-1113
1.784856.110

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 20, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	November 20, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 20, 2013